Investment Strategy - T. ROWE PRICE Capital Appreciation Market Opportunities ETF	May 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is designed to earn income while maintaining the ability to invest in equity markets opportunistically. In pursuing the fund’s objective, the fund employs an options-based strategy, equity strategy, or strategic combination of the two strategies based on a statistical analysis of the equity markets.

During periods of low volatility of the equity market, the fund normally holds treasury securities, money market funds, and cash equivalents to generate income and act as collateral for the fund’s disciplined options-based strategy. The use of options is designed to generate additional income (such as from collecting premiums) for distribution to shareholders. The options, when exercised in cash, allows the fund to opportunistically invest in equities or ETFs. Specifically, the fund writes (i.e., sells) put options on an ETF or index representing the performance of companies with large market capitalizations, such as options on the SPDR S&P 500 ETF Trust (“SPY”) or options on the S&P 500 Index. The fund will generally write “out-of-the-money” equity options, which means that the underlying equity market price when the options are written are higher than the strike price. As the seller of put options, the fund collects a premium and has an obligation to pay the value of the index at a set strike price, if the index falls below that price prior to the expiration date. When put options are written against an ETF, the fund will receive shares of that ETF as settlement. If written against an index (e.g., S&P 500 Index) then settlement will be in cash which is then invested into the equity market.

The fund may write multiple put options simultaneously, generally with laddered expiration dates of less than twelve months. For example, the fund will sell multiple options on the same underlying security at different expiration dates (typically 30-45 days apart) and strikes creating a rolling calendar where positions mature sequentially rather than all at once, generating consistent income across multiple time cycles. The laddering of options also allows diversification of strike points and therefore possible entry points in the equity market.

The fund generally writes cash-secured put options using its reserve cash or cash equivalents. While the fund intends to write only covered puts, it may from time to time temporarily write puts on instruments to which it has no exposure (naked puts).

The fund may buy or sell listed (exchange-traded) or OTC options on securities, indexes, and other instruments, with exchange-traded options featuring standardized strikes/expirations and margin requirements guaranteed by exchanges/clearing corporations, and OTC options with flexible negotiated terms. It may write or purchase American-style (exercisable anytime before expiration) and European-style (exercisable only at expiration) options, including potentially FLEX options for customized terms on exchanges.

During periods of higher volatility of the equity market, the fund employs an equity strategy to gain exposure to the equity markets. While the fund may hold equities of any market capitalization as part of the equity strategy, the fund typically holds shares of one or more large-cap equity, U.S. ETF, such as SPY, or common stock of large-cap, domestic companies. The fund generally considers large-cap companies to be those included in a widely recognized index, such as the S&P 500, the MSCI USA Large Cap Index, or other index.

The fund’s portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analysis of overall economic trends and market cycles. In selecting stocks, the adviser evaluates a number of characteristics about the companies, such as management, risk-adjusted return potential, market position, and/or stock valuation.

At any time, depending on the adviser’s market analysis, the fund’s portfolio could hold any amount of the portfolio in short-duration fixed income instruments with the options overlay and/or SPY shares or other equity holdings. The fund’s volatility may range from low to moderately high at any given time.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

The fund may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.